UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:4/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

SEMI - ANNUAL REPORT

APRIL 30, 2010

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for   distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

        Distributed by Northern Lights Distributors, LLC. Member FINRA

June 15, 2010

Dear Shareholders,

According to Barron’s magazine, “The Dow’s performance in [May 2010] was the worst point drop for any May in its history and the poorest monthly showing since the dark cold days of February 2009.”  The Dow Jones Industrial Average fell 7.9% and the broader Standard & Poor’s 500 Index was down 8.2%. The poor stock market performance in May has been attributed to persistent and intensifying worries about Europe’s debt problems, including rating agencies’ cutting Spain’s credit rating, which followed Greece’s and Portugal’s downgrades.  The Gulf of Mexico’s recent oil spill crisis has also contributed to economic worries for the future.

However, as we have recently pointed out, it did seem that the stock market was due to fall after such a marked rise in equities over the past 13 months.  A market drop of 10% or more from a recent high is considered a “market correction.”  A 20% or more drop is registered as a “bear market.”  For over 100 years, every decade has had many market corrections.  Furthermore, every decade since 1900 has had at least one bear market and most have had two or three bear markets.

This month, one of our analysts sent me the chart shown on the following page: “Returns Needed to Recoup Losses in a Portfolio.”  It very clearly illustrates the mathematical truism: losses are hard to make up.

The larger a market loss becomes, the more significant the gain required to get one’s principal back into one’s portfolio.  For example, in the bear market of 2008-2009 where stocks lost over 50% of their value, more than a 100% gain was required just to get back an investor’s principal.  During the worst bear market of the last century where the Dow lost 89%, a walloping 809% rise in stock prices was required just to break even.

The sell-off in May is nothing new for the stock market.  It reinforces our belief in the importance of having most, if not all, of your investment portfolio in principal protected (assuming the issuing company does not default) convertible bonds.

We believe it is a very good time to be invested in, or to deploy new capital into convertible bonds. During the reporting period, the Fund purchased convertible bonds that guaranteed a return of principal as long as the issuing company did not default.  The Fund also continued to hold bonds, in line with the Fund’s investment strategy, which we believed could provide a reasonable return for shareholders in both the short and longer term. In our view, now is a good time to be in convertibles for the following reasons:

1.

Many convertible valuation experts, including Bank of America/Merrill Lynch, believe that convertible bonds are still considered “cheap” relative to historical prices.

2.

When properly selected and managed, convertible bonds can be extremely attractive in volatile times.  This is because they offer the benefits of three asset classes: (A) the principal protection and yield of bonds, (B) the upside potential of stocks, and (C) many of the characteristics of volatility options.

3.

Historically, convertible bonds have tended to perform favorably during periods of high inflation like the 1970s, or when interest rates have been increased by the Federal Reserve.

We are very pleased that the assets under management in the Miller Convertible Fund have increased from $34,486,964 at April 30, 2009 to $115,252,244 at April 30, 2010.  That’s an increase of 234% in the last year and we thank you for the continued trust and confidence you have placed in the Miller Convertible Fund.

Very truly yours,

Miller Convertible Fund

____________________________

Greg Miller CPA, Fund Manager

Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  The fund is also subject to non-diversification risk, which means the fund is more vulnerable to events affecting a single issuer.

0957-NLD-7/9/2010

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2010
Security	Principal Amount	Coupon Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 93.81%
AEROSPACE/DEFENSE - 3.39%
AAR Corp.	$ 1,356,000	1.750	2/1/2026	$ 1,371,255
Orbital Sciences Corp.	2,500,000	2.438	1/15/2027	2,559,375
				3,930,630
BIOTECHNOLOGY - 5.72%
American Oriental Bioengineering, Inc.- 144a	2,500,000	5.000	7/15/2015	2,046,875
Amgen, Inc.	2,100,000	0.375	2/1/2013	2,123,625
Charles River Laboratories International, Inc.	1,100,000	2.250	6/15/2013	1,071,125
Cubist Pharmaceuticals, Inc.	1,400,000	2.250	6/15/2013	1,379,000
				6,620,625
CHEMICALS - 1.97%
ShengdaTech, Inc. - 144a	2,240,000	6.000	6/1/2018	2,276,400

COAL - 2.57%
Alpha Natural Resources, Inc.	1,355,000	2.375	4/15/2015	1,541,312
Massey Energy Co.	1,700,000	3.250	8/1/2015	1,438,625
				2,979,937
COMMERCIAL SERVICES - 5.58%
Coinstar, Inc.	1,300,000	4.000	9/1/2014	1,720,875
Euronet Worldwide, Inc.	1,000,000	3.500	10/15/2025	960,000
Kendle International, Inc.	1,500,000	3.375	7/15/2012	1,426,875
Sotheby's	2,000,000	3.125	6/15/2013	2,357,500
				6,465,250
COMPUTERS - 3.48%
EMC Corp.	700,000	1.750	12/1/2013	915,250
SanDisk Corp.	3,500,000	1.000	5/15/2013	3,119,375
				4,034,625
DISTRIBUTION/WHOLESALE - 1.44%
Tech Data Corp.	1,600,000	2.750	12/15/2026	1,668,000

DIVERSIFIED MANUFACTURING - 3.31%
Ceradyne, Inc.	1,750,000	2.875	12/15/2035	1,706,250
EnPro Industries, Inc.	500,000	3.938	10/15/2015	575,625
Smith & Wesson Holding Corp.	1,600,000	4.000	12/15/2026	1,544,000
				3,825,875
ELECTRIC - 2.64%
Unisource Energy Corp.	3,000,000	4.500	3/1/2035	3,052,500

ELECTRICAL COMPONENTS & EQUIPMENT - 8.34%
EnerSys	3,000,000	3.375	6/1/2038	2,872,500
General Cable Corp.	2,500,000	0.875	11/15/2013	2,259,375
SunPower Corp. - 144a	2,000,000	4.500	3/15/2015	1,852,400
SunPower Corp.	3,000,000	4.750	4/15/2014	2,666,250
				9,650,525

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
Security	Principal Amount	Coupon Rate (%)	Maturity Date	Market Value

ELECTRONICS - 2.44%
FEI Co.	$ 1,350,000	2.875	6/1/2013	$ 1,377,000
TTM Technologies, Inc.	1,500,000	3.250	5/15/2015	1,451,250
				2,828,250
ENERGY - ALTERNATE SOURCES - 1.33%
Covanta Holding Corp.	1,600,000	1.000	2/1/2027	1,536,000

FOOD - 3.21%
Nash Finch Co.	3,300,000	1.631	3/15/2035	1,501,500
Spartan Stores, Inc.	2,500,000	3.375	5/15/2027	2,218,750
				3,720,250
FOREST PRODUCTS & PAPER - 0.28%
Rayonier, Inc.	288,000	3.750	10/15/2012	322,920

HEALTHCARE - PRODUCTS - 6.90%
Conmed Corp.	1,600,000	2.500	11/15/2024	1,578,000
Henry Schein, Inc.	550,000	3.000	8/15/2034	720,500
Medtronic, Inc.	1,600,000	1.625	4/15/2013	1,702,000
SonoSite, Inc.	1,466,000	3.750	7/15/2014	1,597,940
Wright Medical Group, Inc.	2,600,000	2.625	12/1/2014	2,388,750
				7,987,190
HEALTHCARE - SERVICES - 5.44%
AMERIGROUP Corp.	2,500,000	2.000	5/15/2012	2,646,875
LifePoint Hospitals, Inc.	1,000,000	3.500	5/15/2014	1,042,500
Molina Healthcare, Inc.	2,700,000	3.750	10/1/2014	2,605,500
				6,294,875
INTERNET - 2.31%
Priceline.com, Inc.- 144a	2,500,000	1.250	3/15/2015	2,678,125

MACHINERY- 1.65%
AGCO Corp.	500,000	1.250	12/15/2036	545,625
Albany International Corp.	1,500,000	2.250	3/15/2026	1,366,875
				1,912,500
MINING - 1.55%
Kaiser Aluminum Corp. - 144a	100,000	4.500	4/1/2015	105,877
Kinross Gold Corp.	1,198,000	1.750	3/15/2028	1,238,433
Placer Dome, Inc.	250,000	2.750	10/15/2023	444,063
				1,788,373
OIL & GAS - 13.77%
Bill Barrett Corp.	1,100,000	5.000	3/15/2028	1,098,625
Chesapeake Energy Corp.	2,900,000	2.750	11/15/2035	2,700,625
Exterran Energy Corp.	3,000,000	4.750	1/15/2014	2,928,750
Global Industries Ltd.	4,000,000	2.750	8/1/2027	2,750,000
Helix Energy Solutions Group, Inc.	3,000,000	3.250	12/15/2025	2,763,750
Hornbeck Offshore Services, Inc.	3,000,000	1.625	11/15/2026	2,643,900

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
Security	Principal Amount	Coupon Rate (%)	Maturity Date	Market Value

OIL & GAS (Continued) - 13.77%
SESI, LLC	$ 1,100,000	1.500	12/15/2026	$ 1,058,750
				15,944,400
PHARMACEUTICALS - 5.93%
Endo Pharmaceuticals Holdings, Inc. -144a	2,500,000	1.750	4/15/2015	2,418,750
King Pharmaceuticals, Inc.	1,600,000	1.250	4/1/2026	1,440,000
Medicis Pharmaceutical Corp.	1,800,000	2.500	6/4/2032	1,872,000
Teva Pharmaceutical Finance, LLC	900,000	0.250	2/1/2026	1,137,375
				6,868,125
REITS - SINGLE TENANT - 0.96%
National Retail Properties, Inc.	1,000,000	5.125	6/15/2028	1,116,250

SEMICONDUCTORS - 1.07%
ON Semiconductor Corp.	1,200,000	2.625	12/15/2026	1,240,500

SOFTWARE - 1.77%
Concur Technologies, Inc.- 144a	2,000,000	2.500	4/15/2015	2,045,000

TELECOMMUNICATIONS - 4.40%
Anixter International, Inc.	2,000,000	1.000	2/15/2013	2,022,500
Arris Group, Inc.	1,200,000	2.000	11/15/2026	1,215,000
RF Micro Devices, Inc.	1,900,000	1.000	4/15/2014	1,859,625
				5,097,125
TRANSPORTATION - 2.35%
Bristow Group, Inc.	3,000,000	3.000	6/15/2038	2,715,000

TOTAL CONVERTIBLE BONDS				108,599,250
( Cost - $99,431,312)

SHORT-TERM INVESTMENTS - 5.01%
MONEY MARKET FUND - 5.01%	Shares	Yield
Milestone Treasury Obligations Portfolio	5,797,231	0.010%+		5,797,231
TOTAL SHORT-TERM INVESTMENTS				5,797,231
( Cost - $5,797,231)

TOTAL INVESTMENTS - 98.82%
( Cost - $105,228,543)				114,396,481
OTHER ASSETS LESS LIABILITIES - 1.18%				1,369,621
NET ASSETS - 100.00%				$ 115,766,102
___________
+ Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REIT - Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2010

Assets:
Investments in Securities at Market Value (identified cost $105,228,543)	$ 114,396,481
Dividends and Interest Receivable	879,411
Receivable for Fund Shares Sold	595,541
Prepaid Expenses and Other Assets	59,597
Total Assets	115,931,030

Liabilities:
Redemptions Payable	25,688
Accrued Advisory Fees	74,333
Accrued Distribution Fees	39,414
Accrued Fees Payable to Other Affiliates	13,292
Accrued Expenses and Other Liabilities	12,201
Total Liabilities	164,928

Net Assets	$ 115,766,102

Composition of Net Assets:
At April 30, 2010, Net Assets consisted of:
Paid-in-Capital	$ 105,166,013
Accumulated Net Investment Income	838,185
Accumulated Net Realized Loss From Security Transactions	593,966
Net Unrealized Appreciation on Investments	9,167,938
Net Assets	$ 115,766,102

Net Asset Value Per Share
Class A Shares
Net Assets	$ 91,053,160
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	8,464,137
Net Asset Value and Redemption Price per Share	$ 10.76
($91,053,160 / 8,464,137)	$ 11.42
Offering Price Per Share ($10.76 / .9425)

Class I Shares
Net Assets	$ 19,576,602
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,801,820
Net Asset Value; Offering and Redemption Price per Share	$ 10.86
($19,576,602 / 1,801,820)

Class C Shares
Net Assets	$ 5,136,340
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	479,029
Net Asset Value; Offering and Redemption Price per Share	$ 10.72
($5,136,340 / 479,029)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2010

Investment Income:
Interest Income	$ 1,224,021
Total Investment Income	1,224,021

Expenses:
Investment Advisory Fees	341,217
Distribution Fees (Class A)	186,489
Administration Fees	46,964
Transfer Agent Fees	34,000
Registration & Filing Fees	27,206
Fund Accounting Fees	24,719
Legal Fees	17,427
Printing Expense	13,732
Custody Fees	11,806
Trustees' Fees	11,278
Distribution Fees (Class C)	9,839
Audit Fees	7,550
Chief Compliance Officer Fees	7,149
Insurance Expense	5,277
Miscellaneous Expenses	2,596
Total Expenses	747,249
Plus: Expense Reimbursement Recaptured by Adviser	20,951
Net Expenses	768,200
Net Investment Income	455,821

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,584,628
Net Change in Unrealized Appreciation on Investments	4,796,187
Net Realized and Unrealized Gain on Investments	6,380,815

Net Increase in Net Assets Resulting From Operations	$ 6,836,636

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31, 2009
	(Unaudited)
Operations:
Net Investment Income	$ 455,821	$ 1,402,583
Net Realized Gain on Investments	1,584,628	458,751
Net Change in Unrealized Appreciation on Investments	4,796,187	7,356,606
Net Increase n Net Assets
Resulting From Operations	6,836,636	9,217,940

Distributions to Shareholders From:
Net Investment Income
Class A ($0.12 and $0.09 per share, respectively)	(829,703)	(176,616)
Class I ($0.15 and $0.11 per share, respectively)	(168,065)	(7,321)
Class C ($0.15 and $0.00 per share, respectively)	(17,031)	-
Total Distributions to Shareholders	(1,014,799)	(183,937)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (3,549,016 and 4,415,591 shares, respectively)	36,978,204	39,454,411
Distributions Reinvested (72,657 and 20,525 shares, respectively)	753,457	162,558
Cost of Shares Redeemed (881,096 and 503,229 shares, respectively)	(9,244,418)	(4,570,951)
Total Class A Shares	28,487,243	35,046,018
Class I
Proceeds from Shares Issued (920 973 and 917,712 shares, respectively)	9,751,504	9,464,514
Distributions Reinvested (3,817 and 918 shares, respectively)	39,929	7,321
Cost of Shares Redeemed (79,346 and 17,051 shares, respectively)	(835,441)	(163,441)
Total Class I Shares	8,955,992	9,308,394
Class C
Proceeds from Shares Issued (479,059 and 0 shares, respectively)	5,027,795	-
Distributions Reinvested (1,625 and 0 shares, respectively)	16,817	-
Cost of Shares Redeemed (1,655 and 0 shares, respectively)	(17,515)	-
Total Class C Shares	5,027,097	-
Total Beneficial Interest Transactions	42,470,332	44,354,412

Increase in Net Assets	48,292,169	53,388,415

Net Assets:
Beginning of Period	67,473,933	14,085,518
End of Period (Includes undistributed net investment
income of $838,185 and $1,397,163 respectively)	$ 115,766,102	$ 67,473,933

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	December 27, 2007*
	Ended		Ended	Through
	April 30, 2010		October 31, 2009	October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.09		$ 7.63	$ 10.00
Increase from operations:
Net investment income (a)	0.14		0.38	0.07
Net gain (loss) from securities
(both realized and unrealized)	0.65		2.17	(2.44)
Total from operations	0.79		2.55	(2.37)
Distributions to shareholders from:
Net investment income	(0.12)		(0.09)	-
Net realized gains	-		-	-
Total distributions	(0.12)		(0.09)	-

Net Asset Value, End of Period	$ 10.76		$ 10.09	$ 7.63

Total Return (b)	7.90%		33.75%	(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 91,053		$ 57,730	$ 13,665
Ratio of expenses to average net assets,
before reimbursement	1.70%	(c)	1.95%	2.86%	(c)
net of reimbursement	1.75%	(c)	1.75%	1.75%	(c)
Ratio of net investment income
to average net assets	0.95%	(c)	4.17%	1.01%	(c)
Portfolio turnover rate	27%		60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the
Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	December 27, 2007*
	Ended		Ended	Through
	April 30, 2010		October 31, 2009	October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.19		$ 7.68	$ 10.00
Increase from operations:
Net investment income (a)	0.18		0.44	0.13
Net gain (loss) from securities
(both realized and unrealized)	0.64		2.18	(2.45)
Total from operations	0.82		2.62	(2.32)
Distributions to shareholders from:
Net investment income	(0.15)		(0.11)	-
Net realized gains	-		-	-
Total distributions	(0.15)		(0.11)	-

Net Asset Value, End of Period	$ 10.86		$ 10.19	$ 7.68

Total Return (b)	8.11%		34.48%	(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 19,577		$ 9,744	$ 421
Ratio of expenses to average net assets,
before reimbursement	1.20%	(c)	1.65%	2.65%	(c)
net of reimbursement	1.25%	(c)	1.21%	1.00%	(c)
Ratio of net investment income
to average net assets	1.45%	(c)	4.69%	1.73%	(c)
Portfolio turnover rate	27%		60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the
Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class C
	December 1, 2009 *
	Through
	April 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.23
Increase from operations:
Net investment income (a)	0.07
Net gain from securities
(both realized and unrealized)	0.57
Total from operations	0.64
Distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	-
Total distributions	(0.15)

Net Asset Value, End of Period	$ 10.72

Total Return (b)	6.27%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,136
Ratio of expenses to average net assets,
before reimbursement	2.24%	(c)
net of reimbursement	2.24%	(c)
Ratio of net investment income to average net assets	0.45%	(c)
Portfolio turnover rate	27%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2010

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007 (the “Trust”). The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund issues three classes of shares designated as Class A, Class I and Class C.  Class I and Class C shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Class A and Class I shares commenced operations on December 27, 2007.  Class C shares commenced operations on December 1, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2010

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds*	$ -	$108,599,250	$ -	$108,599,250
Short-Term Investments	5,797,231	-	-	5,797,231
Total	$5,797,231	$108,599,250	$ -	$114,396,481

        The Fund did not hold any Level 3 securities during the period.

       *Please refer to the Schedule of Investments for Industry classifications

The Fund adopted the financial accounting reporting rules as required by the Derivative and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  During the six months ended April 30, 2010, the Fund did not have any gains or losses on derivative instruments.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Option Contracts – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2010

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions on returns filed for open tax years (2008), or expected to be taken in the Fund’s 2009 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2010, the Fund did not incur any interest or penalties

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Wellesley Investment Advisors, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six months ended April 30, 2010, the Adviser earned advisory fees of $341,217.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until February 28, 2011, so that the total annual operating expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75%, 1.25% and 2.25% of the average daily net assets of Class A, Class I, and Class C, respectively.  Prior to March 1, 2009, the Adviser had contractually agreed to limit the total annual expense ratio of Class I shares to 1.00% of its average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year in which the amounts were waived or recouped. During the six months ended April 30, 2010, the Adviser recouped prior period expense reimbursements of $20,951.  Cumulative expenses subject to recapture by the Adviser amounted to $178,073 at April 30, 2010, and will expire October 31 of the years indicated below:

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2010

2011	2012
$110,688	$67,385

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  During the six months ended April 30, 2010, GFS received $4,999 for providing such service.

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended April 30, 2010, the Fund incurred expenses of $7,149 for compliance services pursuant to the Trust’s Agreement with NLCS.

A certain officer of the Fund is also an officer of NLCS.  In addition, certain affiliates of NLCS provide ancillary services to the Fund(s) as follows:

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended April 30, 2010, GemCom received $9,964 for providing such services.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2010

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Prior to April 1, 2009, Class A shares paid 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%.  Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan.  For the six months ended April 30, 2010, the Fund incurred distribution fees of $186,489 and $9,839 for Class A shares and Class C shares, respectively.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2010, amounted to $60,600,777 and $23,718,508, respectively.  The cost basis of securities for financial reporting purposes was $105,228,543.  Gross unrealized appreciation and depreciation on investments as of April 30, 2010 aggregated $9,940,275 and $772,337, respectively.

5.

TAX INFORMATION

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,026,329
Undistributed long-term capital gain	─
Total distributable earnings	$1,026,329
Capital loss carryforward	(825,726)
Unrealized appreciation	4,577,649
Total accumulated earnings	$4,778,252

The difference between book basis and tax basis distributable earnings and unrealized depreciation is attributable to tax income on contingent convertible debt securities and the tax deferral of losses on wash sales.

At October 31, 2009, the Fund had $825,726 of capital loss carryforwards for federal income tax purposes available to offset future capital gains through October 31, 2016.

6.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the date of issuance for this report and has noted no such events.

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

April 30, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/09)	Ending Account Value (4/30/10)	Expenses Paid During the Period* (11/1/09 to 4/30/10)
Actual
Class A	$1,000.00	$1,078.99	$9.02
Class I	$1,000.00	$1,081.13	$6.45
Class C	$1,000.00	$1,062.75	$9.49
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.12	$8.75
Class I	$1,000.00	$1,018.60	$6.26
Class C	$1,000.00	$1,013.69	$11.18

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.75% for Class A, 1.25%  for Class I, and 2.24%  for Class C multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period ended April 30, 2010).

NOTICE OF PRIVACY POLICY AND PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2010
% of Net
Assets
Consumer, Non-cyclical	32.79%
Industrial	22.91%
Energy	17.67%
Communications	6.72%
Technology	6.32%
Short-Term Investments	5.01%
Basic Materials	3.79%
Utilities	2.64%
Financial	0.96%
Other Assets Less Liabilities	1.19%
100.00%

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	BNY Mellon One Wall Street New York, NY 10286

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller, President and Treasurer

Date

7/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

      Greg Miller, President and Treasurer

Date

7/9/10